Share capital - Additional information (Details)	9 Months Ended
Sep. 30, 2024 shares vote
Disclosure of classes of share capital [line items]
Shares issued in relation to the acquisition of IP (in shares)	1,807,078
Exercise of share-based payment awards (in shares)	3,260,372
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued in relation to the acquisition of IP (in shares)	1,807,078
Exercise of share-based payment awards (in shares)	3,260,372
Voting rights, per share owned | vote	1